18. INTANGIBLE ASSETS (Details 4)	12 Months Ended
Dec. 31, 2020 MWh
Emboracao [member]
Disclosure of detailed information about intangible assets [line items]
Physical Guarantee	500
Concession extension (months)	23
Nova Ponte [member]
Disclosure of detailed information about intangible assets [line items]
Physical Guarantee	270
Concession extension (months)	25
Sa Carvalho [member]
Disclosure of detailed information about intangible assets [line items]
Physical Guarantee	56
Concession extension (months)	22
Rosal [member]
Disclosure of detailed information about intangible assets [line items]
Physical Guarantee	29
Concession extension (months)	46
Other [member]
Disclosure of detailed information about intangible assets [line items]
Physical Guarantee	399 [1]
Concession extension (months)

[1]	Includes 11 power plants, of which 7 are owned by Cemig GT, 1 is owned by Cemig PCH and 3 are owned by Horizontes. The average concession extension in months varies between 1 and 84 months.